COMMITMENTS AND CONTINGENCIES	12 Months Ended
Apr. 30, 2012
COMMITMENTS AND CONTINGENCIES

NOTE 23. COMMITMENTS AND CONTINGENCIES

Commitments:

The majority of the Company sales, purchases and expense transactions are denominated in RMB and most of the Company’s assets and liabilities are also denominated in RMB.  The RMB is not freely convertible into foreign currencies under the current law.  In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions.  Remittances in currencies other than RMB may require certain supporting documentation in order to affect the remittance.

Lease Commitments

The Company has three operating leases: for the Seattle office, GuangZhou office and GuiZhou office during fiscal year of 2012.  The leases of GuangZhou office and GuiZhou office expired in November 2011 and February 2012, respectively. The lease of the Seattle office will expire in July 2013. The non-cancelable operating lease agreement requires that the Company pays certain operating expenses, including management fees to the leased premises. The future minimum rental payments in less than a year and in greater than a year are $69,813 and $12,690 respectively.

Contingencies:

The PRC adopted extensive environmental laws and regulations that affect the operations of the coal mining industry.  The outcome of environmental liabilities under proposed or future environmental legislation cannot be reasonably estimated at present, and could be material.  Under existing legislation, however, Company management believes that there are no probable liabilities that will have a material adverse effect on the financial position of the Company.

The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America.  These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange.  The Company’s results may be adversely affected by changes in the governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversions and remittance abroad, and rates and methods of taxation, among other things.

Litigation

On August 26, 2011, a federal securities law class action complaint was filed against the Company, certain officers and directors (i.e., Dickson V. Lee and Ian G. Robinson) and a former officer (i.e., Jung Mei (Rosemary) Wang) in the United States District Court, Western District of Washington at Seattle on behalf of a class consisting of all persons who purchased the common stock of the Company during the period August 13, 2009 through August 2, 2011, inclusive, and who were damaged thereby (the “Securities Class Action”). It alleges that the Company filed false and misleading reports with the SEC from August 13, 2009 to August 2, 2011, primarily based upon an amendment the Company filed to its 2010 Annual Report on Form 10-K on July 28, 2010 and a report published by the Glaucus Research Group on August 2, 2011. On December 15, 2011, the court appointed Gregg Irvin as lead plaintiff, and he filed an amended complaint and second amended complaint on February 8 and March 2, 2012, respectively, naming four other current and former directors as defendants (i.e., Shirley Kiang, Robert Lee, Dennis Bracy and Robert Okun).

On November 4, 2011, a complaint was filed by Larew P. Stouffer, an individual, in a derivative suit against the Company as nominal defendant, and against certain existing officers/employees and/or directors (i.e., Dickson V. Lee, Norman Mineta, Ian G. Robinson, Robert W. Lee, Shirley Kiang, Dennis Bracy, Syd S. Peng) and certain former officers and/or directors (i.e., Edward L. Dowd, Andrew M. Leitch, Robert Okun, Joseph J. Borich, Jung Mei Wang and David Lin) in the First Judicial District Court of the State of Nevada for Carson City (the “Stouffer Derivative Suit”). It mainly alleges that the defendants breached fiduciary duties to the Company and its shareholders, wasted corporate assets by paying certain officers and directors who breached their fiduciary duties, were unjustly enriched by accepting compensation while breaching fiduciary duties, and committed wrongful acts in concerted action.

On November 15, 2011, a complaint was filed by Russell L. Bush, an individual, in a derivative suit against the Company as nominal defendant, and against all existing directors (i.e., Dickson V. Lee, Norman Mineta, Ian G. Robinson, Robert W. Lee, Shirley Kiang, Dennis Bracy, Syd S. Peng) in the United States District Court, Western District of Washington at Seattle (the “Bush Derivative Suit”, with the Stouffer Derivative Suit, the “Derivative Suits”). It mainly alleges that the defendants breached fiduciary duties by failing to install proper internal control and overseeing system, and were unjustly enriched by accepting compensation while breaching fiduciary duties.

The Company is unable to estimate the amount or range of any potential loss in the event of an unfavorable outcome. As such, as of April 30, 2012, the Company has not accrued any liability in connection with potential losses from legal proceedings.